Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders' Equity (Tables) [Line Items]
Schedule of share-based payments to non-employees
	Year ended December 31,		Year ended December 31,
	2020		2019
	Number of	Weighted	Number of	Weighted
	share-based	average	share-based	average
	payment	exercise	payment	exercise
	awards	price	awards	price
Outstanding at beginning of year	3,410,406	$1.89	1,592,874	$1.32
Changes during the year:
Granted	1,327,957	13.70	2,271,698	$2.77
Exercised	*(1,267,012)	8.94	(454,166)	$0.3
Forfeited	-	-	-	-
Expired	-	-	-	-
Cancelled	(98,725)	1.92	-	-
Outstanding at end of year	3,372,626	5.27	3,410,406	$1.89
Exercisable at end of year	2,191,042	5.67	1,830,809	$3.79

Schedule of Black-Scholes option-pricing model
	2020	2019
Dividend yield	0	0
Expected volatility	57.34%-44.40%	41.11% - 50.59%
Risk-free interest rate	0.27%-1.61%	1.55%-1.76%
Contractual term (years)	5-10	0.50 – 10.00

Schedule of information concerning outstanding and exercisable awards
December 31, 2020
Awards outstanding			Awards exercisable
	Number of	Weighted	Number of	Weighted
	awards	average	award	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
price	year	life (years)	year	life (years)
$0.01	186,815	0.33	186,815	0.33
$1.92	269,714	1.18	269,714	1.18
$2.21	2,191,349	6.22	1,188,914	6.22
$16.00	444,748	8.89	283,933	8.89
$18.00	260,000	3.86	260,000	3.86
$30.93	20,000	9.81	1,666	9.81
December 31, 2019
Awards outstanding			Awards exercisable
	Number of	Weighted	Number of	Weighted
	awards	average	awards	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
price	year	life (years)	year	Life (years)
$0.01	186,815	1.33	186,815	1.33
$1.92	472,606	1.81	472,606	1.81
$2.21	2,727,028	5.27	1,163,402	5.27
$20.87	23,957	5.69	7,986	5.69

Schedule of share-based compensation
	Year Ended December 31,
	2020	2019	2018
	(U.S. dollars in thousands)
Research and development	3,384	661	-
Marketing (*)	9,252	617	-
General and administrative	12,145	14,967	115
	24,781	16,245	115

Employees, Officers and Directors [Member]
Shareholders' Equity (Tables) [Line Items]
Schedule of Black-Scholes option-pricing model
	2020	2019
Dividend yield	0	0
Expected volatility	45.11%-55.97%	45.11%-55.97%
Risk-free interest rate	0.23%-1.61%	0.23%-1.61%
Contractual term (years)	10	10

Schedule of information concerning outstanding and exercisable awards
December 31, 2020
Awards outstanding			Awards exercisable
	Number of	Weighted	Number of	Weighted
	awards	average	awards	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
price	year	life (years)	year	life (years)
$2.21	1,995,625	9.05	1,019,695	9.05
$16.00	205,000	9.62	37,917	9.62
$26.56-$59.20	180,500	9.93	4,167	9.93
December 31, 2019
Awards outstanding			Awards exercisable
	Number of	Weighted	Number of	Weighted
	awards	average	awards	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
price	year	life (years)	year	life (years)
$2.21	1,667,267	9.90	450,557	9.90

Schedule of shared - based payments to employees
	Year ended December 31,		Year ended December 31,
	2020		2019
	Number of	Weighted	Number of	Weighted
	share-based	average	share-based	average
	payment awards	exercise price	payment awards	exercise price
Outstanding at beginning of year	1,667,267	$2.21	1,667,267	$2.21
Changes during the year:
Granted	730,734	$13.53	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Cancelled	(16,876)	$2.21	-	-
Outstanding at end of year	2,381,125	$4.14	1,667,267	2.21
Exercisable at end of year	1,061,778	$2.80	450,557	2.21